Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 319,937,500.00
Previously Paid Amount	13,810.00
Total Fee Amount	44,183.37
Total Offset Amount	0.00
Net Fee	$ 30,373.37